PROPERTY AND EQUIPMENT - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Property and Equipment [Roll Forward]
Property and equipment			$ 569	$ 515
Additions			242	218
Depreciation charge	$ (44)	$ (47)	(87)	(82)
Translation differences			(80)	(41)
Property and equipment	644	610	644	610
Computer and Office Equipment
Property and Equipment [Roll Forward]
Property and equipment			433	342
Additions			242	218
Depreciation charge			(76)	(68)
Translation differences			(78)	(36)
Property and equipment	521	456	521	456
Leasehold Improvements
Property and Equipment [Roll Forward]
Property and equipment			136	173
Additions			0	0
Depreciation charge			(11)	(14)
Translation differences			(2)	(5)
Property and equipment	123	154	123	154
Cost
Property and Equipment [Roll Forward]
Property and equipment	1,067	1,090	1,067	1,090
Cost | Computer and Office Equipment
Property and Equipment [Roll Forward]
Property and equipment	854	855	854	855
Cost | Leasehold Improvements
Property and Equipment [Roll Forward]
Property and equipment	213	235	213	235
Accumulated depreciation
Property and Equipment [Roll Forward]
Property and equipment	(423)	(480)	(423)	(480)
Accumulated depreciation | Computer and Office Equipment
Property and Equipment [Roll Forward]
Property and equipment	(333)	(399)	(333)	(399)
Accumulated depreciation | Leasehold Improvements
Property and Equipment [Roll Forward]
Property and equipment	$ (90)	$ (81)	$ (90)	$ (81)